Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2023
Financial risk management objectives and policies
Summary of Interest Rate Sensitivity

Effect
USD
31 December 2023
+/- 100 basis point increase	12,935
31 December 2022
+/- 100 basis point increase	37,968
31 December 2021
+/- 100 basis point increase	458,251

Summary of Exchange Rates Applied During Period in Respect of Currencies

	Spot rate		Average rate
	At 31 December		At 31 December
	2023	2022	2023	2022
EGP	30.97	24.75	30.65	18.87
KES	157.28	123.30	139.32	117.76
PKR	—	226.70	—	202.86
EUR	1.10	1.07	1.08	1.05
MYR	4.59	4.41	4.55	4.39
ARS	809.71	176.74	261.60	127.44
CLP	876.42	848.18	837.50	870.28
BRL	4.85	5.28	4.99	5.15
TRY	—	18.69	—	16.35
MXN	—	19.49	17.78	20.10

Summary of sensitivity analysis of strengthening weakening of the currency against USD currency would impact on financial instruments

	At 31 December
	2023	2022	2021
	USD	USD	USD
EUR to USD	241,043	329,551	77,070
EGP to USD	232,797	471,056	92,200
ARS to USD	101,488	209,497	—
KES to USD	43,250	35,975	29,966
MYR to USD	1,235	1,069	12,942
TRY to USD	—	75,661	—
PKR to USD	—	7,113	66,060
MXN to USD	—	525,816	—
Pre-tax impact	619,813	1,655,738	278,238

Summary of exposure to credit risk

	At 31 December
	2023	2022
	USD	USD
Trade and other receivables	5,327,877	14,815,432
Cash and cash equivalents	2,921,086	1,536,852
Sublease receivables	571,022	1,201,552
	8,819,985	17,553,836

Summary of expected credit losses
(i)	Expected credit losses on trade receivables

As at 31 December 2023

Days outstanding	Current	0 – 30	31 – 60	61 – 90	91 – 120	121 – 150	151 – 180	180+	Total
Exposure at default	1,944,166	236,350	73,680	135,003	104,733	41,880	101,313	1,354,050	3,991,175
Loss rate	8%	15%	24%	33%	48%	65%	85%	100%	45%
Expected credit losses	161,118	36,310	17,436	44,483	50,759	27,354	85,969	1,354,050	1,777,479

As at 31 December 2022

Days outstanding	Current	0 – 30	31 – 60	61 – 90	91 – 120	121 – 150	151 – 180	180+	Total
Exposure at default	3,865,645	1,983,182	598,130	652,163	275,739	267,476	160,497	1,013,536	8,816,368
Loss rate	4%	11%	15%	26%	35%	46%	58%	83%	21%
Expected credit losses	171,462	228,046	88,002	171,216	96,976	122,403	92,345	842,436	1,812,886

(i)	Totals of expected credit losses as a percentage of the exposure may not tie due to percentage rounding.
(ii)	Payment terms are typically 30-45 days.
(iii)	Following the portfolio optimization plans (Note 34), there has been significant focus on improving liquidity through collections from corporate accounts with high outstanding receivables.
(ii)	Expected credit losses on customer wallet receivables

As at 31 December 2023

Days outstanding	Current	0 – 30	31 – 60	61 – 90	91 – 120	121 – 150	151 – 180	180+	Total
Exposure at default	22,602	9,546	40,942	49,618	46,961	65,738	76,341	404,207	715,955
Loss rate	9%	18%	27%	36%	45%	59%	77%	99%	77%
Expected credit losses	2,034	1,718	11,054	17,863	21,132	38,457	58,401	400,170	550,829

As at 31 December 2022

Days outstanding	Current	0 – 30	31 – 60	61 – 90	91 – 120	121 – 150	151 – 180	180+	Total
Exposure at default	510,097	1,903	41,485	2,630	158,160	175,577	325,757	379,933	1,595,542
Loss rate	—	—	—	23%	32%	45%	63%	84%	41%
Expected credit losses	—	—	—	592	49,820	79,010	205,227	317,723	652,372

Summary of contractual undiscounted cash flows

		Between one	Between two
	Maturity up	and two	and three
	to one year	years	years	Total
	USD	USD	USD	USD
31 December 2023
Accounts payable, accruals and other payables	7,810,902	83,961	—	7,894,863
Lease liabilities	653,117	657,270	481,518	1,791,905
Deferred purchase price	1,207,682	—	—	1,207,682
Current tax liabilities	627,068	—	—	627,068
Due to related parties	131,523	—	—	131,523
Derivatives warrant liabilities	—	106,420	—	106,420
	10,430,292	847,651	481,518	11,759,461

31 December 2022
Accounts payable, accruals and other payables	31,586,707	—	—	31,586,707
Deferred purchase price	7,425,488	194,093	—	7,619,581
Lease liabilities	774,467	945,140	692,412	2,412,019
Derivatives warrant liabilities	1,317,091	—	—	1,317,091
Current tax liabilities	1,027,404	—	—	1,027,404
	42,131,157	1,139,233	692,412	43,962,802